UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: December 31, 2001
                                               ---------------------------------

if amendment report check here:    |_|;                   Amendment Number: ____

This Amendment (Check only one.):  |_| is a restatement.
                                   |_| adds new holding
                                       entries.

Shay Assets Management, Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

230 West Monroe Street, Suite 2810, Chicago, IL 60606
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


Form 13F File Number: 28-7232
                      -----------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Edward E. Sammons, Jr.            President                   (312) 214-6590
--------------------------------------------------------------------------------
Name                               (Title)                        (Phone)


                                      /s/ Edward E. Sammons, Jr.
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                      Chicago, IL              February   , 2002
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             NONE
                                               --------------------
Form 13F Information Table Entry Total:        28
                                               --------------------
Form 13F Information Table Value Total:      $ 158,965
                                               --------------------
                                               (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order)

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

NONE

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                     ITEM 2         ITEM 3      ITEM 4     ITEM 5         ITEM 6              ITEM 7         ITEM 8
                                                        FAIR               INVESTMENT DISCRETION               VOTING AUTHORITY
                           TITLE                      MARKET   SHARES OR                  SHARED
NAME OF ISSUER              OF             CUSIP       VALUE   PRINCIPAL   SOLE   SHARED   OTHER     MANA-    SOLE   SHARED  NONE
                           CLASS          NUMBER     (x$1000)     AMOUNT   (A)     (B)      (C)      GERS     (A)     (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABORATORIES        COMMON         002824100   5,575     100,000     X                                  X
AMERICAN EXPRESS           COMMON         025816109   5,532     155,000     X                                  X
AUTOMATIC DATA PROCESSING  COMMON         053015103   6,774     115,000     X                                  X
BERKSHIRE HATHAWAY         COMMON         084670108   9,072         120     X                                  X
BRISTOL-MYERS SQUIBB       COMMON         110122108   3,060      60,000     X                                  X
CINTAS CORP.               COMMON         172908105   5,760     120,000     X                                  X
COCA-COLA COMPANY          COMMON         191216100   8,016     170,000     X                                  X
EMERSON ELECTRIC COMPANY   COMMON         291011104   6,567     115,000     X                                  X
FREDDIE MAC                COMMON         313400301   5,559      85,000     X                                  X
GANNETT CO. INC.           COMMON         364730101   7,059     105,000     X                                  X
GAP INC.                   COMMON         364760108   1,952     140,000     X                                  X
GILLETTE CO.               COMMON         375766102   5,010     150,000     X                                  X
HOME DEPOT                 COMMON         437076102   5,611     110,000     X                                  X
ILLINOIS TOOL WORKS        COMMON         452308109   5,756      85,000     X                                  X
INTEL CORP.                COMMON         458140100   5,347     170,000     X                                  X
INTERPUBLIC GROUP OF COS.  COMMON         460690100   5,760     195,000     X                                  X
JOHNSON & JOHNSON          COMMON         478160104   9,161     155,000     X                                  X
M&T BANK CORP.             COMMON         55261F104   1,457      20,000     X                                  X
MCDONALD'S CORP.           COMMON         580135101   4,235     160,000     X                                  X
MERCK & CO.                COMMON         589331107   5,292      90,000     X                                  X


------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                     ITEM 2         ITEM 3      ITEM 4     ITEM 5         ITEM 6              ITEM 7         ITEM 8
                                                        FAIR               INVESTMENT DISCRETION               VOTING AUTHORITY
                           TITLE                      MARKET   SHARES OR                  SHARED
NAME OF ISSUER              OF             CUSIP       VALUE   PRINCIPAL   SOLE   SHARED   OTHER     MANA-    SOLE   SHARED  NONE
                           CLASS          NUMBER     (x$1000)     AMOUNT   (A)     (B)      (C)      GERS     (A)     (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP.            COMMON         594918104   6,294      95,000     X                                  X
PITNEY BOWES INC.          COMMON         724479100   5,265     140,000     X                                  X
PROCTER & GAMBLE           COMMON         742718109   5,935      75,000     X                                  X
SHERWIN-WILLIAMS CO.       COMMON         824348106   5,363     195,000     X                                  X
STATE STREET CORP.         COMMON         857477103   4,703      90,000     X                                  X
SYSCO CORPORATION          COMMON         871829107   6,293     240,000     X                                  X
WAL-MART STORES            COMMON         931142103   6,906     120,000     X                                  X
WRIGLEY WM. JR. CO.        COMMON         982526105   5,651     110,000     X                                  X
     TOTAL                                          158,965